Income taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal					$ 0	$ 0
State					1	1
Foreign					23	0
Total current expense					24	1
Deferred:
Federal					0	0
State					351	0
Total deferred expense					351	0
Total income tax expense	$ 0	$ 0	$ 0	$ 0	$ 375	$ 1